Net investment in finance and sales-type leases (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other Industries [Abstract]
Sales-type and financing leases, interest income	$ 13.6	$ 15.8	$ 27.3	$ 31.3